Restructuring costs and similar items	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Restructuring costs and similar items	Restructuring costs and similar items
Restructuring costs and similar items amounted to €1,138 million in 2025, €1,396 million in 2024 and €1,030 million in 2023, and were comprised of the following items:

(€ million)	2025	2024	2023 (a)
Employee-related expenses	359	963	404
Charges, gains or losses on assets(b)	244	4	273
Costs related to transformation programs	195	285	330
Other(c)	340	144	23
Total	1,138	1,396	1,030
(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
(b)This line consists of impairment losses and accelerated depreciation charges related to closed or divested sites (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi.
(c) This line includes transaction, integration and separation costs in connection with material acquisitions or divestitures for €312 million in 2025, which are mainly related to the Blueprint Medicines acquisition (see Note D.1.).
Restructuring costs and similar items were €258 million lower in 2025 than 2024. In 2024, restructuring and similar costs mainly comprised the impacts of (i) the renewal of the Job Management and Career Paths (GEPP) program in France to cover the
2024-2026 period, including scope extensions in the job profiles affected by transformations and (ii) a voluntary redundancy program announced in 2024 in connection with the reorganization of R&D operations to make Sanofi a leader in immunology.